Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2023
Financial assets designated as measured at fair value through profit or loss [abstract]
Financial assets at fair value through profit or loss	Financial assets at fair value through profit or loss
See accounting policy in note 38(J).

	2023	2022
Financial assets measured at fair value through profit or loss (“FVTPL”)
- Unlisted securities	$20,405,264	$17,537,608
Movement of the balance during the years ended December 31, 2023 and 2022 is as follow:

	2023	2022
Balance at January 1	$17,537,608	$9,906,000
Additions	10,002,442	20,000,000
Redemption	—	(3,004,897)
Changes in fair value recognized in profit or loss	(7,134,786)	(9,363,495)
Balance at December 31	$20,405,264	$17,537,608